Long Term Debt: Automobile Contracts Payable (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Automobile Contracts Payable
Amount of
Principal Payments
Year	Due
2013	$18,407
2014	-
2015	-
2016	-
2017	-
Thereafter	-
Total	$18,407